Class A, B and C Shares | Sterling Capital Equity Index Fund
Summary Sterling Capital Equity Index Fund
Investment Objective

The Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the Standard & Poor’s 500® Index (the “S&P 500® Index”).

Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 24 of the Fund’s prospectus and in “Sales Charges” on page 23 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Equity Index Fund (USD $)		Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	[1]	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	[1]	none	5.00%	[2]	1.00%
Redemption Fee	[1]	none	none		none
[1]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.
[2]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Equity Index Fund		Class A Shares	Class B Shares	Class C Shares
Management Fees	[1]	0.05%	0.05%	0.05%
Distribution and Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%
Other Expenses	[1]	0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses	[1]	1.10%	1.85%	1.85%
[1]	The Shareholder Fees and Annual Fund Operating Expenses tables reflect the expenses of both the S&P 500 Stock Master Portfolio (the "Master Portfolio") and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Equity Index Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	681	905	1,146	1,838
Class B Shares	[1]	588	882	1,101	1,973
Class C Shares	[1]	188	582	1,001	2,169
[1]	The Example reflects the expenses of both the Master Portfolio and the Fund.

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Equity Index Fund (USD $)		1 Year	3 Years	5 Years	10 Years
Class A Shares	[1]	681	905	1,146	1,838
Class B Shares	[1]	188	582	1,001	1,973
Class C Shares	[1]	188	582	1,001	2,169
[1]	The Example reflects the expenses of both the Master Portfolio and the Fund.

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs at the Master Portfolio level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. High turnover rates can also result in higher taxes to Fund shareholders that hold shares in a taxable account. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 5% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy

To pursue its investment objective, the Fund presently invests all of its assets in the Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company. The Master Portfolio has substantially the same investment objective as the Fund. For simplicity’s sake, all discussions of the Fund’s investment objective, strategies, and risks refer also to the Master Portfolio’s objective, strategies, and risks, unless otherwise indicated.

The Master Portfolio seeks to replicate the total return performance of the S&P 500® Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes).

The Master Portfolio is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Master Portfolio’s assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500® Index.

Master/Feeder Structure. While Sterling Capital is the Fund’s named investment adviser, Sterling Capital receives no management fee, and has no day-to-day management duties while the Fund is fully invested in a separate open-end management investment company, such as the Master Portfolio, that has a substantially similar investment objective as the Fund. BFA serves as investment adviser for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

Master/Feeder Fund Expenses. The feeder funds that invest in the Master Portfolio bear the Master Portfolio’s expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions. Because the Fund invests all of its assets in the Master Portfolio, the Fund and its shareholders will bear the fees and expenses for the Fund and the Master Portfolio, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Index Fund Risk: An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500® Index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Index Investing: The Fund attempts to track the performance of the S&P 500® Index. Therefore, securities may be purchased, retained and sold by the Fund at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. The Fund reserves the right to concentrate its investments with respect to investments in any industry in which the S&P 500® Index becomes concentrated to the same degree during the same period. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry. Imperfect correlation between the Fund’s portfolio securities and those in the S&P 500® Index, Fund fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices and changes to an index and regulatory policies may cause tracking error, which is the divergence of the Fund’s performance from that of the Fund’s benchmark index.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — stocks in the S&P 500® Index — will underperform other kinds of investments or market averages.

Investment Company Risk: Investing in the Master Portfolio subjects the Fund to the Master Portfolio’s risks, including the risk that the Master Portfolio will not perform as expected. As a shareholder in the Master Portfolio, the Fund, and indirectly the Fund’s shareholders, bear a ratable share of the Master Portfolio’s expenses, with the result that the Fund’s expenses may be higher than those of other mutual funds that invest directly in securities.

Selection Risk: Selection risk is the risk that the securities selected by fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section of this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31	[1]
[1]	Performance information for Class A and B Shares for periods prior to inception on September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.

Best quarter: 15.57% 6/30/09 Worst quarter: –21.99% 12/31/08
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Sterling Capital Equity Index Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
Return Before Taxes Class A Shares	(4.81%)	[1]	(2.18%)	[1]	1.66%	[1]	6.74%	[1]	Jul. 02, 1993
Return Before Taxes Class B Shares	(3.77%)	[1]	(1.95%)	[1]	1.50%	[1]	6.26%	[1]	Jul. 02, 1993
Return Before Taxes Class C Shares	0.29%	[2]	(1.73%)	[2]	1.65%	[2]	6.33%	[2]	Jul. 02, 1993
Return After Taxes on Distributions Class A Shares	(5.16%)	[1]	(2.43%)	[1]	1.39%	[1]	6.56%	[1]	Jul. 02, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	(3.13%)	[1]	(1.90%)	[1]	1.34%	[1]	6.03%	[1]	Jul. 02, 1993
S&P 500® Index (reflects no deductions for fees, expenses, or taxes) Class A, B and C Shares	2.11%		(0.25%)		2.92%		7.76%		Jun. 30, 1993
[1]	Performance information for Class A and B Shares for periods prior to inception on September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.
[2]	Performance for Class C Shares for periods prior to inception on May 1, 2001 is based on Class B Share performance.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

[1]	Performance information for Class A and B Shares for periods prior to inception on September 11, 2000 is based on the Master Portfolio and has been adjusted to reflect applicable sales charges, Rule 12b-1 fees and other expenses applicable to each respective share class.